Annual Operating Expenses {- Defense and Aerospace Portfolio} - 02.28 Select Portfolios: Group 6 Industrials Sector Combo PRO-13 - Defense and Aerospace Portfolio - Defense and Aerospace Portfolio-Default
Apr. 29, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.24%
Total annual operating expenses	0.77%